Net interest revenues (Tables)	3 Months Ended
Mar. 31, 2018
Net interest revenues
Schedule of interest revenues

Skr mn	Jan–Mar 2018	Oct-Dec 2017	Jan–Mar 2017	Jan-Dec 2017
Interest revenues
Loans to credit institutions	242	222	162	789
Loans to the public	572	576	536	2,265
Loans in the form of interest-bearing securities	159	146	165	629
Interest-bearing securities excluding loans in the form of interest-bearing securities	124	125	106	458
Derivatives	-74	-81	-117	-372
Administrative remuneration CIRR-system1	32	30	32	125
Other assets	1	1	2	2

Total interest revenues2	1,056	1,019	886	3,896
Interest expenses
Interest expenses	-604	-566	-407	-2,020
Resolution fee	-70	-48	-49	-193

Total interest expenses	-674	-614	-456	-2,213
Net interest revenues	382	405	430	1,683

1	Including administrative remuneration for concessionary loans of Skr 0 million during the period January-March 2018 (3M17:Skr 1 million).

2	Interest revenues calculated using the effective interest method amounted to Skr 888 million during the period January-March 2018 (3M17: Skr 746 million).